Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 886,434	$ 943,917	$ 776,493
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	340,535	424,578	371,463
Voyage Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	198,206	255,702	125,390
Voyage Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	109,343	119,486	67,345
Voyage Charters - Full Service Lightering
Disaggregation of Revenue [Line Items]
Total revenues	93,720	81,837	107,730
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	741,804	881,603	671,928
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	107,543	15,658	17,088
Time Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	13,262	1,837	35,531
Time Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	6,793	0	7,357
Time-charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	127,598	17,495	59,976
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	9,621	24,015	28,629
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	7,019	8,461	8,829
LNG terminal management, consultancy, procurement and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	392	12,343	7,131
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	$ 17,032	$ 44,819	$ 44,589